TAXATION (Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
TAXATION [Abstract]
Income before income taxes	$ 31,568	196,666	(165,032)	174,791
Income tax computed at the statutory tax rate of 25%)	7,892	49,167	(41,258)	43,698
Effect of different tax rates in different jurisdictions	884	5,506	7,809	6,298
Goodwill impairment			75,041
Non-deductible expenses	722	4,495	1,839	1,483
Effect of preferential tax rate			(1,699)	(5,695)
Effect of tax rate changes			(168)	141
Interests and penalties on unrecognized tax positions	1,206	7,515	4,756	(2,052)
Changes of valuation allowance	(722)	(4,497)
Income tax expense/(benefit)	$ 9,982	62,186	46,320	43,873
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%